FAIR VALUE MEASUREMENTS - Fair Value of Financial Assets and Liabilities (Details) - Recurring basis ₽ in Millions, $ in Millions	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)
Assets:
Loans granted (Note 4)	₽ 13,266	$ 147.9	₽ 9,067
Fair value of financial assets	13,266	147.9	9,067
Liabilities:
Loans (Note 13)	124,311	1,386.0	46,134
Fair value of financial liabilities	124,311	$ 1,386.0	46,134
Level 2
Assets:
Loans granted (Note 4)	13,266		9,067
Fair value of financial assets	13,266		9,067
Level 3
Liabilities:
Loans (Note 13)	124,311		46,134
Fair value of financial liabilities	₽ 124,311		₽ 46,134